SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Estimated Useful Lives Of Intangible Assets (Details)	Dec. 31, 2023
Domains
Finite Lived Intangible Assets
Estimated useful lives	10 years
Non-compete agreements
Finite Lived Intangible Assets
Estimated useful lives	6 years
Trademarks
Finite Lived Intangible Assets
Estimated useful lives	3 years
Database
Finite Lived Intangible Assets
Estimated useful lives	3 years